Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Entity Registrant Name	DIAMOND HILL INVESTMENT GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000909108